6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) (USD $)	Dec. 31, 2014
Accounts Payable And Accrued Expenses Details Narrative
Accounts payable related to FICA cost	$ 271,602	[1]
Accrued interest and penalties	$ 49,917	[2]

[1]	During the years ended December 31, 2011 and 2012, the Company did not report stock-based compensation on Form 1099 or W-2, which amounted to $8,654,149 and $713,594 respectively. During the year ended December 31, 2013, the Company processed compensation to its chief executive officer as an independent contractor under Form 1099 instead of processing it as payroll under Form W-2.
[2]	Of this amount, interest of $22,757 is included in accrued interest, and penalties of $27,160 are included in other current liabilities.